Post-employment benefits - Defined-benefit obligations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	€ 750
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	(8)	€ (13)	€ (22)
Net defined benefit liability (asset) at end of period	590	750
Present value of defined benefit obligation [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset) at beginning of period	2,153	3,350
Increase in net defined benefit liability (asset) resulting from current service cost	36	39
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	33	71
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	7	15
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions	3	16
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions	(86)	163
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments	(6)	39
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	(5)	2
Decrease (increase) in net defined benefit liability (asset) resulting from gains (losses) arising from settlements	(90)	(1,185)
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	(95)	(221)
Benefits paid directly by employer	(33)	(35)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	52	(100)
Net defined benefit liability (asset) at end of period	€ 1,970	€ 2,153	€ 3,350